UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08297

                             OPPENHEIMER MIDCAP FUND
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

           Date of reporting period: NOVEMBER 1, 2004 - APRIL 30, 2005
                                     ---------------------------------



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Health Care Providers & Services                                            9.1%
--------------------------------------------------------------------------------
IT Services                                                                 8.8
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            8.0
--------------------------------------------------------------------------------
Specialty Retail                                                            7.5
--------------------------------------------------------------------------------
Software                                                                    6.6
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               5.2
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.7
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              3.6
--------------------------------------------------------------------------------
Machinery                                                                   3.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A                                   2.9%
--------------------------------------------------------------------------------
Patterson Cos., Inc.                                                        2.8
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                                                    2.7
--------------------------------------------------------------------------------
Getty Images, Inc.                                                          2.7
--------------------------------------------------------------------------------
Legg Mason, Inc.                                                            2.5
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc.                                                   2.5
--------------------------------------------------------------------------------
Fiserv, Inc.                                                                2.4
--------------------------------------------------------------------------------
Coventry Health Care, Inc.                                                  2.3
--------------------------------------------------------------------------------
Brunswick Corp.                                                             2.3
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                           2.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                           8 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Consumer Discretionary          23.5%
   Information Technology          22.3
   Health Care                     18.6
   Industrials                     16.5
   Financials                      10.9
   Energy                           5.5
   Consumer Staples                 2.7

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total value of common stocks.
--------------------------------------------------------------------------------


                           9 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          10 | OPPENHEIMER MIDCAP FUND

CLASS Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          11 | OPPENHEIMER MIDCAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          12 | OPPENHEIMER MIDCAP FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                BEGINNING       ENDING          EXPENSES
                                ACCOUNT         ACCOUNT         PAID DURING
                                VALUE           VALUE           6 MONTHS ENDED
                                (11/1/04)       (4/30/05)       APRIL 30, 2005
------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $1,033.20       $ 6.78
------------------------------------------------------------------------------
Class A Hypothetical             1,000.00        1,018.15         6.73
------------------------------------------------------------------------------
Class B Actual                   1,000.00        1,029.40        10.77
------------------------------------------------------------------------------
Class B Hypothetical             1,000.00        1,014.23        10.69
------------------------------------------------------------------------------
Class C Actual                   1,000.00        1,029.40        10.62
------------------------------------------------------------------------------
Class C Hypothetical             1,000.00        1,014.38        10.54
------------------------------------------------------------------------------
Class N Actual                   1,000.00        1,032.20         7.84
------------------------------------------------------------------------------
Class N Hypothetical             1,000.00        1,017.11         7.78
------------------------------------------------------------------------------
Class Y Actual                   1,000.00        1,035.50         4.60
------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00        1,020.28         4.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2005 are as follows:

CLASS                         EXPENSE RATIOS
---------------------------------------------
Class A                            1.34%
---------------------------------------------
Class B                            2.13
---------------------------------------------
Class C                            2.10
---------------------------------------------
Class N                            1.55
---------------------------------------------
Class Y                            0.91

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                          13 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  April 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS-99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-23.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS-1.2%
Gentex Corp.                                           364,500   $   11,831,670
--------------------------------------------------------------------------------
AUTOMOBILES-0.6%
Harley-Davidson, Inc.                                  132,200        6,216,044
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-5.2%
Cheesecake Factory,
Inc. (The) 1                                           446,889       13,715,023
--------------------------------------------------------------------------------
P.F. Chang's China
Bistro, Inc. 1                                         237,200       13,169,344
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                 477,450       12,026,966
--------------------------------------------------------------------------------
Starbucks Corp. 1                                      279,014       13,816,773
                                                                 ---------------

                                                                     52,728,106

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.7%
Harman International
Industries, Inc.                                        94,500        7,425,810
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-2.3%
Brunswick Corp.                                        547,200       22,982,400
--------------------------------------------------------------------------------
MEDIA 2.7%
Getty Images, Inc.                                     376,900       26,967,195
--------------------------------------------------------------------------------
SPECIALTY RETAIL-7.5%
Bed Bath &
Beyond, Inc. 1                                         424,600       15,799,366
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                    670,400       17,182,352
--------------------------------------------------------------------------------
O'Reilly Automotive,
Inc. 1                                                 487,200       25,003,104
--------------------------------------------------------------------------------
PETsMART, Inc.                                         191,900        5,114,135
--------------------------------------------------------------------------------
Urban Outfitters,
Inc. 1                                                 284,100       12,585,630
                                                                 ---------------

                                                                     75,684,587

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-3.1%
Coach, Inc. 1                                          819,366       21,959,009
--------------------------------------------------------------------------------
Polo Ralph Lauren
Corp.                                                  274,800        9,645,480
                                                                 ---------------

                                                                     31,604,489

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES-2.7%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-2.7%
Whole Foods
Market, Inc.                                           276,400   $   27,562,608
--------------------------------------------------------------------------------
ENERGY 5.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-2.5%
BJ Services Co.                                        188,300        9,179,625
--------------------------------------------------------------------------------
Smith International,
Inc.                                                   278,400       16,197,312
                                                                 ---------------

                                                                     25,376,937

--------------------------------------------------------------------------------
OIL & GAS-3.0%
Apache Corp.                                           308,700       17,376,723
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       414,267       12,498,425
                                                                 ---------------

                                                                     29,875,148

--------------------------------------------------------------------------------
FINANCIALS-10.8%
--------------------------------------------------------------------------------
COMMERCIAL BANKS-1.8%
Commerce
Bancorp, Inc.                                          678,100       18,980,019
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-5.9%
Chicago Mercantile
Exchange (The)                                          84,400       16,501,888
--------------------------------------------------------------------------------
Investors Financial
Services Corp.                                         414,900       17,405,055
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       361,500       25,615,890
                                                                 --------------

                                                                     59,522,833

--------------------------------------------------------------------------------
INSURANCE-3.1%
AMBAC Financial
Group, Inc.                                            275,500       18,417,175
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                    293,700       12,849,375
                                                                 ---------------

                                                                     31,266,550

--------------------------------------------------------------------------------
HEALTH CARE-18.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY-1.4%
Gilead Sciences, Inc.                                  392,200       14,550,620
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-8.0%
Bard (C.R.), Inc.                                      314,700       22,397,199
--------------------------------------------------------------------------------
Cooper Cos., Inc.
(The)                                                  278,900       18,839,695
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      250,100       12,552,519


                          14 | OPPENHEIMER MIDCAP FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Stryker Corp.                                          108,000   $    5,243,400
--------------------------------------------------------------------------------
Thermo Electron
Corp. 1                                                469,100       11,718,118
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                        291,652        9,840,338
                                                                 ---------------

                                                                     80,591,269

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-9.1%
Coventry Health
Care, Inc. 1                                           337,250       23,078,018
--------------------------------------------------------------------------------
Health Management
Associates, Inc., Cl. A                              1,178,000       29,131,940
--------------------------------------------------------------------------------
Lincare Holdings,
Inc. 1                                                 259,200       11,062,656
--------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                 560,500       28,333,275
                                                                 ---------------

                                                                     91,605,889

--------------------------------------------------------------------------------
INDUSTRIALS-16.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE-3.7%
L-3 Communications
Holdings, Inc.                                         262,600       18,636,722
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 400,800       18,388,704
                                                                 ---------------

                                                                     37,025,426

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-2.1%
Expeditors
International of
Washington, Inc.                                       437,800       21,500,358
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-3.6%
Corporate Executive
Board Co.                                              319,600       21,007,308
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     323,000       15,720,410
                                                                 ---------------

                                                                     36,727,718

--------------------------------------------------------------------------------
MACHINERY-3.2%
Actuant Corp., Cl. A 1                                 138,600        5,902,974
--------------------------------------------------------------------------------
Donaldson Co., Inc.                                    472,700       14,062,825
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    164,400       12,354,660
                                                                 ---------------

                                                                     32,320,459

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL-1.6%
C.H. Robinson
Worldwide, Inc.                                        304,600   $   15,717,360
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-2.1%
Fastenal Co.                                           405,400       21,713,224
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-22.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.0%
Comverse
Technology, Inc. 1                                     867,500       19,770,325
--------------------------------------------------------------------------------
ITF Optical
Technologies, Inc. 1,2                                 384,000          173,606
                                                                 ---------------

                                                                     19,943,931

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-2.2%
CDW Corp.                                              287,700       15,734,313
--------------------------------------------------------------------------------
National Instruments
Corp.                                                  319,300        6,877,722
                                                                 ---------------

                                                                     22,612,035

-------------------------------------------------------------------------------
IT SERVICES-8.8%
Affiliated Computer
Services, Inc., Cl. A 1                                404,600       19,287,282
--------------------------------------------------------------------------------
Alliance Data
Systems Corp. 1                                        421,400       17,024,560
--------------------------------------------------------------------------------
Cognizant
Technology
Solutions Corp. 1                                      210,700        8,851,507
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                         572,100       24,199,830
--------------------------------------------------------------------------------
Global Payments,
Inc.                                                   170,600       11,048,056
--------------------------------------------------------------------------------
SRA International,
Inc., Cl. A 1                                          124,000        8,103,400
                                                                 ---------------

                                                                     88,514,635

--------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.6%
Zebra Technologies
Corp., Cl. A 1                                         123,850        5,915,076
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.9%
Linear Technology
Corp.                                                  546,800       19,542,632
--------------------------------------------------------------------------------
SOFTWARE-6.6%
Adobe Systems, Inc.                                    323,300       19,226,651
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          644,300       17,209,253
--------------------------------------------------------------------------------
Autodesk, Inc.                                         240,600        7,658,298


                          15 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Electronic Arts, Inc. 1                                224,700   $   11,996,733
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc.                                          209,150        5,806,004
--------------------------------------------------------------------------------
Kronos, Inc. 1                                         124,900        4,877,346
                                                                 ---------------
                                                                     66,774,285
                                                                 ---------------
Total Common Stocks
(Cost $844,696,412)                                               1,003,079,313

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Centerpoint Broadband
Technologies, Inc., Cv.,
Series D 1,2
(Cost $5,999,997)                                      556,586               --

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
--------------------------------------------------------------------------------
Undivided interest of 0.87% in joint repurchase
agreement (Principal Amount/Value
$1,318,039,000, with a maturity value of
$1,318,355,329) with UBS Warburg LLC, 2.88%,
dated 4/29/05, to be repurchased at $11,522,765
on 5/2/05, collateralized by Federal National
Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with
a value of $1,345,611,059
(Cost $11,520,000)                                $ 11,520,000   $   11,520,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $862,216,409)                                      100.3%   1,014,599,313
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (0.3)      (3,335,396)
                                                  ------------------------------

NET ASSETS                                               100.0%  $1,011,263,917
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2005 was $173,606, which represents 0.02% of the Fund's net assets, all of which is considered restricted. See Note 5 of Notes to Financial Statements.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2005. There were no affiliate securities held by the Fund as of April 30, 2005. Transactions during the period in which the the issuer was an affiliate are as follows:

                                                         SHARES             GROSS           GROSS             SHARES
                                               OCTOBER 31, 2004         ADDITIONS      REDUCTIONS     APRIL 30, 2005
--------------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C                 771,208                --         771,208                 --

                                                                            VALUE        DIVIDEND           REALIZED
                                                                       SEE NOTE 1          INCOME               LOSS
--------------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C                                     $  --           $  --       $  8,537,273

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          16 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $862,216,409)--see
accompanying statement of investments                         $   1,014,599,313
--------------------------------------------------------------------------------
Cash                                                                    615,126
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    1,134,457
Interest and dividends                                                  133,038
Other                                                                    15,141
                                                              ------------------
Total assets                                                      1,016,497,075

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 2,496,596
Shares of beneficial interest redeemed                                1,807,221
Transfer and shareholder servicing agent fees                           317,756
Shareholder communications                                              211,507
Distribution and service plan fees                                      204,047
Trustees' compensation                                                  171,170
Other                                                                    24,861
                                                              ------------------
Total liabilities                                                     5,233,158

--------------------------------------------------------------------------------
NET ASSETS                                                    $   1,011,263,917
                                                              ==================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                               $   1,959,517,391
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (6,645,822)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (1,093,990,556)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          152,382,904
                                                              ------------------
NET ASSETS                                                    $   1,011,263,917
                                                              ==================


                          17 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $529,912,124 and
34,096,600 shares of beneficial interest outstanding)                                              $15.54
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $16.49
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $303,469,326 and 20,629,746 shares
of beneficial interest outstanding)                                                                $14.71
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $120,675,549 and 8,204,823 shares
of beneficial interest outstanding)                                                                $14.71
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $28,127,952 and 1,828,669 shares
of beneficial interest outstanding)                                                                $15.38
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $29,078,966 and 1,810,173 shares of beneficial interest outstanding)                     $16.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          18 | OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                        $    2,063,611
--------------------------------------------------------------------------------
Interest                                                                108,958
                                                                 ---------------
Total investment income                                               2,172,569

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,531,470
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 662,843
Class B                                                               1,608,245
Class C                                                                 600,312
Class N                                                                  65,510
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,107,053
Class B                                                                 784,757
Class C                                                                 268,798
Class N                                                                  63,672
Class Y                                                                  31,707
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 112,505
Class B                                                                 116,654
Class C                                                                  28,544
Class N                                                                   1,278
--------------------------------------------------------------------------------
Trustees' compensation                                                   22,167
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,025
--------------------------------------------------------------------------------
Other                                                                    97,577
                                                                 ---------------
Total expenses                                                        9,108,117
Less reduction to custodian expenses                                       (631)
Less waivers and reimbursements of expenses                            (454,459)
                                                                 ---------------
Net expenses                                                          8,653,027

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (6,480,458)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                             40,476,657
  Affiliated companies                                               (8,537,273)
                                                                 ---------------
Net realized gain                                                    31,939,384
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  4,971,280

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   30,430,206
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          19 | OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS              YEAR
                                                                                       ENDED             ENDED
                                                                              APRIL 30, 2005       OCTOBER 31,
                                                                                 (UNAUDITED)              2004
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                         $     (6,480,458)  $   (12,888,844)
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 31,939,384        93,338,556
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              4,971,280       (17,276,110)
                                                                            -----------------------------------
Net increase in net assets resulting from operations                              30,430,206        63,173,602

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                            9,221,869        41,101,126
Class B                                                                          (18,657,768)      (36,309,315)
Class C                                                                            7,717,201          (222,383)
Class N                                                                            5,089,094         4,493,365
Class Y                                                                            4,564,792         5,221,032

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase                                                                    38,365,394        77,457,427
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                              972,898,523       895,441,096
                                                                            -----------------------------------
End of period (including accumulated net investment loss
of $6,645,822 and $165,364, respectively)                                   $  1,011,263,917   $   972,898,523
                                                                            ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          20 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                             APRIL 30, 2005                                                             OCT. 31,
CLASS A                                         (UNAUDITED)          2004         2003         2002          2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $        15.04     $   13.97    $   11.43    $   14.42    $    30.41    $     19.88
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.07) 1       (.17)        (.12)        (.13)         (.02)           .04
Net realized and unrealized gain (loss)                 .57          1.24         2.66        (2.86)       (15.97)         10.49
                                             -------------------------------------------------------------------------------------
Total from investment operations                        .50          1.07         2.54        (2.99)       (15.99)         10.53
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period               $        15.54     $   15.04    $   13.97    $   11.43    $    14.42    $     30.41
                                             =====================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.32%         7.66%       22.22%      (20.74)%      (52.58)%        52.97%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $      529,912     $ 504,292    $ 430,514    $ 351,983    $  532,338    $ 1,055,967
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $      546,813     $ 457,926    $ 366,050    $ 460,797    $  718,814    $   728,168
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.92)%       (1.05)%      (1.01)%      (1.06)%       (0.09)%         0.28%
Total expenses                                         1.40%         1.42%        1.61%        1.68%         1.33%          1.16%
Expenses after payments and waivers and
reduction to custodian expenses                        1.34%         1.33%        1.32%        1.47%         1.32%           N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%          114%          76%          51%           84%            23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          21 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                             APRIL 30, 2005                                                             OCT. 31,
CLASS B                                         (UNAUDITED)          2004         2003         2002          2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $        14.29     $   13.37    $   11.02    $   14.02    $    29.79    $     19.62
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.13) 1       (.30)        (.23)        (.30)         (.15)          (.07)
Net realized and unrealized gain (loss)                 .55          1.22         2.58        (2.70)       (15.62)         10.24
                                             -------------------------------------------------------------------------------------
Total from investment operations                        .42           .92         2.35        (3.00)       (15.77)         10.17
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period               $        14.71     $   14.29    $   13.37    $   11.02    $    14.02    $     29.79
                                             =====================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.94%         6.88%       21.33%      (21.40)%      (52.94)%        51.83%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $      303,469     $ 312,315    $ 327,880    $ 291,397    $  438,962    $   874,830
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $      324,990     $ 316,748    $ 291,209    $ 385,917    $  592,096    $   594,390
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (1.71)%       (1.83)%      (1.75)%      (1.85)%       (0.84)%        (0.48)%
Total expenses                                         2.26%         2.30%        2.51%        2.48%         2.08%          1.91%
Expenses after payments and waivers and
reduction to custodian expenses                        2.13%         2.12%        2.06%        2.27%         2.07%           N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%          114%          76%          51%           84%            23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          22 | OPPENHEIMER MIDCAP FUND

                                                 SIX MONTHS                                                                YEAR
                                                      ENDED                                                               ENDED
                                             APRIL 30, 2005                                                            OCT. 31,
CLASS C                                         (UNAUDITED)          2004         2003         2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $        14.29     $   13.37    $   11.02    $   14.02    $    29.78    $    19.60
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.13) 1       (.25)        (.20)        (.30)         (.15)         (.07)
Net realized and unrealized gain (loss)                 .55          1.17         2.55        (2.70)       (15.61)        10.25
                                             -------------------------------------------------------------------------------------
Total from investment operations                        .42           .92         2.35        (3.00)       (15.76)        10.18
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period               $        14.71     $   14.29    $   13.37    $   11.02    $    14.02    $    29.78
                                             =====================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.94%         6.88%       21.33%      (21.40)%      (52.92)%       51.94%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $      120,676     $ 110,018    $ 103,271    $  83,351    $  128,230    $  247,566
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $      121,394     $ 105,285    $  87,528    $ 112,436    $  170,129    $  161,221
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (1.68)%       (1.81)%      (1.77)%      (1.84)%       (0.85)%       (0.48)%
Total expenses                                         2.20%         2.26%        2.49%        2.47%         2.08%         1.91%
Expenses after payments and waivers and
reduction to custodian expenses                        2.10%         2.10%        2.08%        2.26%         2.07%           N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%          114%          76%          51%           84%           23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          23 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                  YEAR
                                                      ENDED                                                 ENDED
                                             APRIL 30, 2005                                              OCT. 31,
CLASS N                                         (UNAUDITED)          2004         2003         2002        2001 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $        14.90     $   13.87    $   11.38    $   14.40    $    19.54
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.09) 2       (.18)        (.17)        (.14)         (.05)
Net realized and unrealized gain (loss)                 .57          1.21         2.66        (2.88)        (5.09)
                                             ----------------------------------------------------------------------
Total from investment operations                        .48          1.03         2.49        (3.02)        (5.14)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $        15.38     $   14.90    $   13.87    $   11.38    $    14.40
                                             ======================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     3.22%         7.43%       21.88%      (20.97)%      (26.31)%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $       28,128     $  22,488    $  16,606    $   8,846    $    2,268
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $       26,512     $  18,969    $  11,846    $   6,576    $    1,250
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                   (1.14)%       (1.28)%      (1.34)%      (1.28)%       (0.94)%
Total expenses                                         1.69%         1.80%        1.86%        1.87%         1.73%
Expenses after payments and waivers and
reduction to custodian expenses                        1.55%         1.57%        1.64%        1.66%         1.72%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%          114%          76%          51%           84%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | OPPENHEIMER MIDCAP FUND

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                             APRIL 30, 2005                                                             OCT. 31,
CLASS Y                                         (UNAUDITED)          2004         2003          2002         2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $        15.51     $   14.35    $   11.71      $  14.69     $  30.86    $     20.07
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.04) 1       (.13)        (.19)         (.08)        (.08)          (.02)
Net realized and unrealized gain (loss)                 .59          1.29         2.83         (2.90)      (16.09)         10.81
                                             -------------------------------------------------------------------------------------
Total from investment operations                        .55          1.16         2.64         (2.98)      (16.17)         10.79
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $        16.06     $   15.51    $   14.35        $11.71     $  14.69    $     30.86
                                             =====================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.55%         8.08%       22.55%       (20.29)%     (52.40)%        53.76%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $       29,079     $  23,785    $  17,171      $  7,419     $  4,759    $       115
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $       28,496     $  19,540    $  11,928      $  6,449     $  2,720    $        33
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         (0.50)%        (0.69)%      (0.80)%       (0.39)%      (0.12)%         0.60%
Total expenses                                         0.91%         0.98%        1.11%         0.83%        1.07%          0.74%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4         N/A 4        N/A 4,5       N/A 4       1.02%           N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%         114%          76%            51%          84%            23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager


                          26 | OPPENHEIMER MIDCAP FUND
identifies as a significant event occurring before the fund's assets are valued but after the close of their respective exchanges will be fair valued. fair value is determined in good faith using consistently applied procedures under the supervision of the board of trustees. short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                          27 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of April 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,093,809,366. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of April 30, 2005, it is estimated that the Fund will utilize $31,939,384 of capital loss carryforward to offset realized capital gains. During the year ended October 31, 2004, the Fund utilized $93,361,075 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of October 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                     EXPIRING
                     -----------------------------
                     2008          $    54,968,709
                     2009              765,251,646
                     2010              237,892,098
                     2011               67,636,297
                                   ---------------
                     Total         $ 1,125,748,750
                                   ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2005, the Fund's projected benefit obligations were increased by $2,678 and payments of $4,153 were made to retired trustees, resulting in an accumulated liability of $156,801 as of April 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                          28 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED APRIL 30, 2005       YEAR ENDED OCTOBER 31, 2004
                                      SHARES              AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                               5,991,464     $    96,105,407      12,246,136    $  177,432,418
Redeemed                          (5,424,379)        (86,883,538)     (9,541,964)     (136,331,292)
                                  -----------------------------------------------------------------
Net increase                         567,085     $     9,221,869       2,704,172    $   41,101,126
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                               1,791,347     $    27,214,865       3,400,008    $   46,414,529
Redeemed                          (3,015,373)        (45,872,633)     (6,061,337)      (82,723,844)
                                  -----------------------------------------------------------------
Net decrease                      (1,224,026)    $   (18,657,768)     (2,661,329)   $  (36,309,315)
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,494,953     $     22,749,161      2,068,251    $   28,190,122
Redeemed                            (990,591)        (15,031,960)     (2,092,647)      (28,412,505)
                                  -----------------------------------------------------------------
Net increase (decrease)              504,362     $     7,717,201         (24,396)   $     (222,383)
                                  =================================================================


                          29 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                 SIX MONTHS ENDED APRIL 30, 2005       YEAR ENDED OCTOBER 31, 2004
                                      SHARES              AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS N
Sold                                 686,204     $    10,901,911         849,973    $   12,080,873
Redeemed                            (366,624)         (5,812,817)       (538,064)       (7,587,508)
                                  -----------------------------------------------------------------
Net increase                         319,580     $     5,089,094         311,909    $    4,493,365
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 467,172     $     7,712,507         908,690    $   13,499,650
Redeemed                            (190,204)         (3,147,715)       (571,650)       (8,278,618)
                                  -----------------------------------------------------------------
Net increase                         276,968     $     4,564,792         337,040    $    5,221,032
                                  =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2005, were $209,871,868 and $197,272,540, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2005, the Fund paid $1,726,148 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to


                          30 | OPPENHEIMER MIDCAP FUND
accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and Class N shares were $16,298,528, $3,918,277 and $452,062, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B          CLASS C           CLASS N
                                CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                              FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                          SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                  RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
April 30, 2005                 $278,247           $16,209          $409,703           $9,536            $4,721

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2005, OFS waived $157,997, $220,699, $58,105 and $17,658 for Class A, Class B, Class C
and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.


                          31 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of April 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                         ACQUISITION                       VALUATION AS OF          UNREALIZED
SECURITY                                       DATES            COST        APRIL 30, 2005        DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Centerpoint Broadband
Technologies, Inc., Cv., Series D           10/23/00     $ 5,999,997            $       --         $ 5,999,997
ITF Optical Technologies, Inc.                4/7/00       5,000,000               173,606           4,826,394

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          32 | OPPENHEIMER MIDCAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerFunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          33 | OPPENHEIMER MIDCAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of John O'Hare and the Manager's Growth Equity investment team and analysts. Mr. O'Hare has had over 17 years of experience managing equity investments and has been primarily responsible for the day-to-day management of the Fund's portfolio since October 29, 2003. Mr. O'Hare, a Chartered Financial Analyst, has been a Vice President of the Manager since September 2003 and was Executive Vice President and Portfolio Manager from June


                          34 | OPPENHEIMER MIDCAP FUND

2000 through August 2003 and Portfolio Manager and Senior Vice President from August 1997 through June 2000 at Geneva Capital Management, Ltd.. He is an officer of two portfolios in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other mid-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year performance was slightly better than its peer group average. However its three- and five-year performance was disappointing.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mid-cap growth funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's contractual and actual management fees and its total expenses are all lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.


                          35 | OPPENHEIMER MIDCAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                             36 | OPPENHEIMER MIDCAP

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

         Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors.

The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 11.  CONTROLS AND PROCEDURES

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

    (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

    (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005